UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-2653

DREYFUS BOND FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/04

FORM N-Q

Item 1. Schedule of Investments.

Dreyfus Municipal Bond Fund, Inc.
Statement of Investments
					November 30, 2004 (Unaudited)
	soi		Principal
Long-Term Municipal Investments--99.2%			Amount ($)		Value ($)

Alabama--3.1%

Alabama Housing Finance Authority, SFMR:
6.45%, 10/1/2025			1,730,000		1,770,361
6.10%, 10/1/2027			3,385,000		3,490,815

Alabama Industrial Development Authority, SWDR
(Pine City Fiber Co.)
6.45%, 12/1/2023			4,900,000		4,968,845

Alabama Public School and College Authority:
9.111%, 7/1/2015			11,760,000	a,b	14,196,672
(Capital Improvement)
5.50%, 7/1/2019			29,250,000		32,190,795

Courtland Industrial Development Board, EIR
(International Paper Co.)
6.25%, 8/1/2025			8,000,000		8,450,960

Alaska--1.2%

Alaska Energy Authority, Power Revenue (Bradley Lake)
6%, 7/1/2017 (Insured; FSA)			5,730,000		6,739,282

Alaska Housing Finance Corp.
9.843%, 12/1/2019			10,000,000	a,b	10,853,200

Anchorage, Electric Utility Revenue
6.50%, 12/1/2015 (Insured; MBIA)			6,135,000		7,541,755

Arizona--2.4%

Maricopa County Pollution Control Corp., PCR
(Southern California Edison Co.)
2.90%, 3/2/2009			14,500,000		14,146,490

The Industrial Development Authority of the County of
Apache, PCR (Tucson Electric Power Co. Project):
5.85%, 3/1/2028			7,750,000		7,648,397
5.875%, 3/1/2033			28,570,000		28,141,164

California--9.9%

California:
Economic Recovery:
5%, 7/1/2016			14,500,000		15,344,625
5%, 7/1/2017			15,000,000		15,811,650
GO:
1.98%, 2/3/2005			10,000,000		9,997,600
5.50%, 4/1/2028			11,260,000		11,945,058
5.50%, 4/1/2030			5,000,000		5,282,500

California Department of Water Resource, Revenue:
Power Supply:
5.25%, 5/1/2011 (Insured; FSA)			12,000,000		13,364,040
5.125%, 5/1/2019 (Insured; FGIC)			21,090,000		22,545,632
5.125%, 5/1/2019			20,500,000		21,661,120
Water (Central Valley Project)
5.50%, 12/1/2016			7,670,000		8,559,950
	Page	1

California Public Works Board, LR:
(Department of Mental Health-Coalinga)

5.125%, 6/1/2029			7,000,000		7,099,890
(Various University of California Projects)
5.50%, 6/1/2014			9,750,000		10,891,822
	soi
California Statewide Communities
Development Authority (Kaiser Permanente)
2.30%, 5/1/2007			10,000,000		9,891,800

Chula Vista, Industrial Development Revenue
(San Diego Gas and Electric)
5.50%, 12/1/2021			10,000,000		10,455,700

Golden State Tobacco Securitization Corp.,
Enhanced Tobacco Settlement Asset - Backed Bonds:
5.50%, 6/1/2033 (Insured; FGIC)			14,000,000		15,026,060
5.50%, 6/1/2043			28,495,000		29,541,906

Colorado--.1%

Denver Convention Center Hotel Authority,
Convention Center Hotel, Senior Revenue
5%, 12/1/2033			2,250,000		2,265,413

Connecticut--1.3%

Connecticut Resource Recovery Authority
(American Fuel Co. Project)
6.45%, 11/15/2022			7,325,000		7,482,121

Mashantucket Western Pequot Tribe, Special Revenue:
6.40%, 9/1/2011 (Prerefunded 9/1/2007)			9,170,000	b,c	10,098,004
6.40%, 9/1/2011			9,330,000	b	9,927,213

Delaware--.1%

Delaware Housing Authority, Senior SFMR
6.45%, 1/1/2026			3,210,000		3,224,509

District of Columbia--.5%

District of Columbia Tobacco Settlement Financing Corp.
6.50%, 5/15/2033			11,750,000		11,336,988

Florida--4.6%

Florida Board of Education
Capital Outlay (Public Education)
5.50%, 6/1/2016			12,000,000		13,368,120

Florida Department of Environmental Protection, Revenue
5.75%, 7/1/2013 (Insured; FGIC)			10,270,000		11,606,846

Florida Division Bond Finance Department, General
Services Revenue (Environmental
Protection-Preservation 2000)
5.50%, 7/1/2008 (Insured; FSA)			9,500,000		10,428,720

Miami-Dade County, Miami International Airport,
Aviation Revenue (Hub of the Americas)
5%, 10/1/2037 (Insured; FGIC)			18,000,000		18,098,820

Orange County, Health Facilities Authority, Revenue
(Orlando Regional Healthcare)
6%, 12/1/2028			2,090,000		2,245,851
	Page	2
Orlando Utilities Commission,
Water and Electric Revenue
6.75%, 10/1/2017			15,875,000		19,635,470

Palm Beach County, Public Improvement Revenue
(Convention Center Project)
5%, 11/1/2011 (Insured; FGIC)	soi		10,000,000		10,821,800

Tampa, Utility Tax and Special Revenue
5.75%, 10/1/2013 (Insured; AMBAC)			9,100,000		10,542,987

Georgia--4.1%

Atlanta Development Authority,
Student Housing Revenue
(ADA/CAU Partners Inc.)
6.25%, 7/1/2014 (Insured; ACA)			4,605,000		5,131,720

Augusta Water and Sewer, Revenue
5.25%, 10/1/2039 (Insured; FSA)			7,000,000	d	7,277,060

Chatham County Hospital Authority,
Revenue Improvement (Memorial Health University)
5.75%, 1/1/2029			4,000,000		4,218,240

Coffee County Hospital Authority, Revenue Certificates
(Coffee Regional Medical Center Inc. Project)
5%, 12/1/2026			1,000,000		977,300

Fulton County Facilities Corp., COP
(Fulton County, Georgia Public Purpose Project)
5.50%, 11/1/2018 (Insured; AMBAC)			11,630,000		12,851,848

Georgia:
5.80%, 11/1/2014 (Prerefunded 11/1/2009)			19,580,000	c	22,527,573
5.80%, 11/1/2015 (Prerefunded 11/1/2009)			20,000,000	c	23,010,800

Milledgeville-Baldwin County Development Authority, Revenue
(Georgia College and State University Foundation)
5.625%, 9/1/2030			4,000,000		4,094,680

Private Colleges and Universities Authority, Revenue
(Mercer University Project)
5.75%, 10/1/2031			6,000,000		6,207,300

Hawaii--.8%

Hawaii 5.80%, 9/1/2015 (Insured; FSA)
(Prerefunded 9/1/2009)			14,000,000	c	15,920,520

Idaho--.7%

Idaho Housing Agency, Multi-Family Housing
6.70%, 7/1/2024			9,805,000		9,993,550

Power County Industrial Development Corp.,
SWDR (FMC Corp. Project)
6.45%, 8/1/2032			4,750,000		4,854,073

Illinois--4.2%

Cook County 5.50%, 11/15/2012 (Insured; FGIC)
(Prerefunded 5/15/2011)			12,000,000	c	13,542,720

Illinois Development Finance Authority, PCR
(Central Illinois Public Service Co.)
6.375%, 1/1/2028			16,450,000		16,493,922
	Page	3
Illinois Educational Facilities Authority, Revenue
(Illinois Institute of Technology)
6.875% 12/1/2015 (Insured; AGIC)			7,250,000		7,418,853

Illinois Finance Authority, Revenue
(Northwestern Memorial Hospital)
5.50%, 8/15/2043	soi		22,310,000		22,886,937

Illinois Health Facilities Authority, Revenue
(Advocate Health Care Network)
6.125%, 11/15/2022			10,000,000		11,066,800

Illinois Housing Development Authority:
Multi-Family Housing (Lawndale Redevelopment Project)
6.90%, 12/1/2026 (Insured; FHA)			8,750,000		9,024,050
(Multi-Family Program) 6.75%, 9/1/2021			8,750,000		8,783,950

Indiana--.6%

Indiana Transportation Finance Authority,
Highway Revenue
5.75%, 12/1/2021 (Insured; FGIC)			10,000,000		11,729,600

Iowa--.1%

Iowa Finance Authority, SFMR
(Mortgage Backed Securities Program)
6.65%, 7/1/2028			2,745,000		2,802,206

Kansas--1.0%

Wichita, Hospital Revenue Facilities Improvement
(Christi Health System)
5.50%, 11/15/2026			7,000,000		7,229,600

Wyandotte County Kansas City, Unified Government
Utility System Revenue
5.60%, 9/1/2023			12,010,000		13,685,875

Kentucky--.7%

City of Ashland, Sewage and Solid Waste Revenue
(Ashland Inc. Project)
7.125%, 2/1/2022			5,170,000		5,331,821

Mount Sterling, LR (Kentucky League Cities Funding)
6.10%, 3/1/2018			7,955,000		9,351,500

Louisiana--.7%

Parish of West Feliciana, PCR (Gulf States Utilities-I)
7.70%, 12/1/2014			14,000,000		14,359,100

Maryland--.7%

Community Development Administration, Department of
Housing and Community Development State of Maryland
10.043%, 7/1/2039			5,000,000	a,b	5,313,550

Maryland Economic Development Corp, Student Housing
Revenue (Frostburg State University Project)
6.25%, 10/1/2033			8,580,000		8,935,212

Massachusetts--2.1%

Massachusetts 10.161%, 2/1/2015			10,000,000	a,b	12,774,300

Massachusetts Housing Finance Agency, Revenue:	Page	4
Housing:
6.50%, 7/1/2025 (Insured; AMBAC)			3,580,000		3,674,440
6.60%, 1/1/2037 (Insured; AMBAC)			6,135,000		6,288,252

Single Family Housing:
7.125%, 6/1/2025			2,810,000		2,812,529
6.65%, 12/1/2027			1,755,000		1,757,948
	soi
Massachusetts Municipal Wholesale Electric Co.,
Power Supply System Revenue (Nuclear Project
Number 4 Issue)
5.25%, 7/1/2013 (Insured; MBIA)			10,000,000		11,018,800

Massachusetts Special Obligation
Dedicated Tax, Revenue
5.25%, 1/1/2024 (Insured; FGIC)			5,000,000		5,321,050

Michigan--3.1%

The Economic Development Corp. of the County of Gratiot,
Limited Obligation EDR (Danly Die Set Project)
7.625%, 4/1/2007			3,200,000		3,182,720

Michigan Building Authority, Revenue (Facilities Program)
5%, 10/15/2009 (Insured; FSA)			19,000,000		20,762,250

Michigan Hospital Finance Authority:
HR (Genesys Health System Obligated Group):
8.125%, 10/1/2021 (Prerefunded 10/1/2005)			15,000,000	c	16,038,300
7.50%, 10/1/2027 (Prerefunded 10/1/2005)			15,300,000	c	15,982,533
Revenue (Oakwood Obligated Group)
5.50%, 11/1/2016			8,165,000		8,775,905

Minnesota--1.0%

Minneapolis and Saint Paul Metropolitan Airports
Commission, Airport Revenue 5.75%, 1/1/2032
(Insured; FGIC)			5,000,000		5,463,450

Minnesota Housing Finance Agency, Single Family Mortgage:
6.50%, 7/1/2024			4,530,000		4,624,858
6.45%, 7/1/2025			8,030,000		8,197,506

Shakopee Health Care Facilities, Revenue
(Saint Francis Regional Medical Center)
5.25%, 9/1/2034			2,500,000		2,528,900

Mississippi--.9%

Mississippi, Gaming Counties (Highway Improvements Project)
5%, 10/1/2009			17,770,000		19,420,833

Missouri--1.5%

Missouri Board of Public Buildings (Special Obligation)
5.50%, 10/15/2010			12,205,000		13,743,074

Missouri Higher Education Loan Authority,
Student Loan Revenue
6.75%, 2/15/2009			11,500,000		11,931,825

The City of Saint Louis, Airport Revenue
(Airport Development Program)
5.625%, 7/1/2016 (Insured; MBIA)			5,000,000		5,564,050

Nebraska--2.5%

Omaha Public Power District, Electric Revenue
5.50%, 2/1/2014			47,300,000		53,481,637
	Page	5

Nevada--1.0%

Clark County:
IDR (Nevada Power Co. Project)
5.90%, 11/1/2032		15,000,000		14,787,150
PCR (Southern California Edison Co.)	soi
3.25%, 3/2/2009		5,000,000		4,929,000

Nevada Housing Division (Single Family Program)
6.80%, 4/1/2027		1,600,000		1,608,800

New Hampshire--1.5%

Business Finance Authority of the State of New Hampshire,
PCR (Public Service Co.)
6%, 5/1/2021		15,500,000		17,042,560

New Hampshire Housing Finance Authority:
Multi-Family Housing:
7.55%, 7/1/2013 (Prerefunded 1/1/2005)		2,590,000	c	2,859,075
7.55%, 7/1/2013		1,490,000		1,641,175
(Mariners Village Project)
6.60%, 1/1/2038 (Insured; FHA)		7,365,000		7,513,920
Single Family Residential Mortgage
6.85%, 1/1/2025		1,965,000		1,966,729

New Jersey--7.2%

New Jersey Economic Development Authority:
Cigarette Tax Revenue:
5.50%, 6/15/2024		7,615,000		7,759,152
5.50%, 6/15/2031		9,865,000		9,906,137
PCR (Public Service Electric and Gas Co. Project)
6.40%, 5/1/2032 (Insured; MBIA)		32,040,000		32,948,334

New Jersey Transit Corp., COP
Federal Transit Administration Grants
5.75%, 9/15/2014 (Insured; AMBAC)
(Prerefunded 9/15/2010)		15,000,000	c	17,066,250

New Jersey Transportation Trust Fund Authority:
10.151%, 6/15/2012		12,330,000	a,b	16,482,867
(Transportation System):
5.50%, 12/15/2013 (Insured; FSA)		15,900,000		17,988,147
5.75%, 6/15/2018		7,750,000		8,941,795
5.75%, 6/15/2020		12,645,000		14,621,666

New Jersey Turnpike Authority, Turnpike Revenue
9.631%, 1/1/2017		15,000,000	a,b	18,199,950

Tobacco Settlement Financing Corp. of New Jersey
7%, 6/1/2041		8,320,000		8,460,941

New Mexico--.5%

New Mexico Finance Authority,
State Transportation Revenue
(Senior Lien)
5.25%, 6/15/2020 (Insured; MBIA)		8,000,000		8,664,480

New Mexico Mortgage Financing Authority
6.80%, 1/1/2026		2,385,000		2,466,877

New York--15.7%

Long Island Power Authority, Electric System Revenue:
5.50%, 12/1/2012 (Insured; FSA)		10,000,000		11,456,800

5.50%, 12/1/2013 (Insured; FSA)		25,860,000		29,749,085

Metropolitan Transportation Authority:

Revenue
5.50%, 11/15/2014 (Insured; AMBAC)			18,000,000		20,547,540
State Service Contract:
5.75%, 1/1/2016	soi		8,000,000		9,101,120
5.75%, 1/1/2018			17,025,000		19,502,819

Nassau County Industrial Development Agency, IDR
(KeySpan-Glenwood Energy Center, LLC Project)
5.25%, 6/1/2027			10,000,000		10,123,800

New York City:
6.375%, 8/15/2011 (Prerefunded 8/15/2005)			24,720,000	c	25,719,924
5.50%, 5/15/2015 (Insured; MBIA)			11,180,000		12,344,732
5.75%, 3/1/2018			14,185,000		15,661,375
5.25%, 8/15/2024			18,500,000		19,409,645

New York City Transitional Finance Authority, Revenue:
9.121%, 11/1/2018			14,550,000	a,b	17,587,604
(Future Tax Secured):
5.75%, 2/15/2015 (Prerefunded 2/15/2010)			5,100,000	c	5,815,020
5.75%, 2/15/2015			11,910,000		13,343,964

New York State Dormitory Authority, Revenue:
(City University)
7.50%, 7/1/2010			5,000,000		5,692,100
(State University Educational Facilities)
5.50%, 5/15/2013 (Insured; FGIC)			20,350,000		23,012,798

New York State Environmental Facilities Corp.,
State Clean Water and Drinking Water Revolving Funds
Revenue (New York City Municipal Water Finance
Authority Projects) (Second Resolution Bonds)
5.50%, 6/15/2017			7,100,000		8,183,886

New York State Thruway Authority
Service Contract Revenue (Local Highway and Bridge)
5.50%, 4/1/2013			37,000,000		41,154,730

Sales Tax Asset Receivable Corp.
Sales Tax Asset Revenue
5%, 10/15/2032 (Insured; AMBAC)			10,000,000		10,159,200

Tobacco Settlement Financing Corp. of New York,
Asset Backed Revenue
5.25%, 6/1/2022 (Insured; AMBAC)			10,000,000		10,619,400

Triborough Bridge and Tunnel Authority,
Revenues (General Purpose)
5.50%, 1/1/2032			20,000,000		21,274,200

North Carolina--3.2%

Charlotte:
5.25%, 2/1/2015			9,380,000		10,215,289
Airport Revenue
5%, 7/1/2034 (Insured; MBIA)			16,910,000		16,983,389

Mecklenburg County 5.50%, 4/1/2009			14,670,000		16,298,370

North Carolina Eastern Municipal Power Agency,
Power System Revenue:
5.50%, 1/1/2011			10,000,000		10,839,300
5.50%, 1/1/2012			10,000,000		10,856,200

North Carolina Housing Finance Agency,	Page	7
Single Family Revenue
6.50%, 9/1/2026			2,350,000		2,403,251

Ohio--.4%

Cincinnati, City School District (Classroom Facilities
Construction and Improvement)	soi
5%, 12/1/2009 (Insured; FSA)		7,610,000	8,331,048

Oklahoma--1.2%

Claremore Industrial and Redevelopment Authority,
EDR (Yuba Project)
8.375%, 7/1/2011		7,500,000	7,502,850

Grand River Dam Authority, Revenue
5%, 6/1/2012 (Insured; FSA)		16,500,000	18,149,340

Oregon--.2%

Klamath Falls, Electric Revenue
(Senior Lien-Klamath Cogen)
6%, 1/1/2025		5,000,000	4,925,150

Pennsylvania--.5%

Delaware County Industrial Development Authority,
Water Facilities Revenue
(Philadelphia Suburban Water)
6.35%, 8/15/2025 (Insured; FGIC)		10,000,000	10,454,800

Rhode Island--.0%

Rhode Island Housing and Mortgage Finance Corp.
(Homeownership Opportunity)
6.50%, 4/1/2027		300,000	300,321

South Carolina--1.2%

Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for Tomorrow)
5.875%, 12/1/2019		4,000,000	4,442,640

Securing Assets For Education, Installment Purchase
Revenue (The School District of Berkeley County,
South Carolina Project)
5%, 12/1/2028		15,405,000	15,287,922

South Carolina Housing Finance and Development Authority,
Mortgage Revenue:
6.75%, 7/1/2026		2,005,000	2,043,817
6.70%, 7/1/2027		3,260,000	3,343,880

Texas--9.3%

Alliance Airport Authority Inc.,
Special Facilities Revenue:
(American Airlines Inc. Project)
7.50%, 12/1/2029			5,000,000	3,659,000
(Federal Express Corp. Project)
6.375%, 4/1/2021			34,070,000	35,667,883

Austin Convention Enterprises Inc.,
Convention Center Hotel,
Second Tier Revenue
5.75%, 1/1/2032			17,000,000	17,190,910
	Page	8
Brazos River Authority, PCR (TXU Electric Co. Project):
5.75%, 11/1/2011			11,500,000	12,434,145
6.75%, 10/1/2038			5,790,000	6,277,750

Cities of Dallas and Fort Worth,
Dallas/Fort Worth International Airport, Revenue:
Facilities Improvement Corp.	soi
(Bombardier Inc.)
6.15%, 1/1/2016		5,000,000		5,018,450
Joint Improvement:
5.75%, 11/1/2014 (Insured; FGIC)		15,070,000		16,712,178
5.75%, 11/1/2015 (Insured; FGIC)		10,000,000		11,070,600

Harris County Hospital District, Mortgage Revenue:
7.40%, 2/15/2010 (Insured; AMBAC)		2,820,000		3,049,012
7.40%, 2/15/2010 (Insured; AMBAC)		4,320,000		4,855,248

Harris County-Houston Sports Authority,
Third Lien Revenue:
Zero Coupon, 11/15/2033 (Insured; MBIA)		23,245,000		4,452,115
Zero Coupon, 11/15/2035 (Insured; MBIA)		14,500,000		2,460,795

Houston:
Airport System Revenue, Special Facilities (Continental Airline):
7%, 7/1/2029		5,800,000		4,838,592
Airport Improvement:
6.125%, 7/15/2027		5,000,000		3,721,300
Terminal Improvement
6.125%, 7/15/2027		7,355,000		5,474,032
Utilities System Revenue
First Lien
5.25%, 5/15/2021 (Insured; FSA)		18,075,000		19,419,419

Tarrant County Health Facilities Development Corp.,
Health System Revenue
(Texas Health Resources System)
5.75%, 2/15/2014 (Insured; MBIA)		9,470,000		10,771,462

Texas:
10.943%, 12/1/2020		7,605,000	a,b	8,191,954
GO (Veterans Housing Assistance Fund) 7% 12/1/2025		7,915,000		8,074,250

Texas Turnpike Authority,
Central Texas Turnpike System Revenue,
First Tier
5.75%, 8/15/2038 (Insured; AMBAC)		12,000,000		13,155,240

Utah--.4%

Carbon County, SWDR (Sunnyside Cogeneration)
7.10%, 8/15/2023		8,540,000		8,299,855

Washington--2.3%

Bellevue 5.50%, 12/1/2039 (Insured; MBIA)		12,000,000		12,737,520

Seattle, Municipal Light and Power Revenue, Improvement:
5.50%, 3/1/2013 (Insured; FSA)		11,585,000		12,871,978
5.50%, 3/1/2016 (Insured; FSA)		15,400,000		16,897,804

Tumwater Office Properties, LR
(Washington State Office Building)
5%, 7/1/2028		5,110,000		5,136,828

Wisconsin--3.0%

Badger Tobacco Asset Securitization Corp.,
Tobacco Settlement Asset-Backed Bonds	Page 9
7%, 6/1/2028		25,000,000		25,466,000

Wisconsin:

soi
6.25%, 5/1/2009	9,555,000	10,860,309
5.25%, 5/1/2019 (Insured; FSA)	10,220,000	11,015,729

Wisconsin Health and Educational Facilities Authority,
Revenue:
(Aurora Health Care) 5.625%, 2/15/2029	9,725,000	9,833,337
(FH Healthcare Development Inc. Project)
6.25%, 11/15/2028	5,000,000	5,291,550

Wyoming--.6%

Sweetwater County, SWDR (FMC Corp. Project)
6.90%, 9/1/2024	13,225,000	13,417,424

U.S. Related--3.1%

Puerto Rico Highway and Transportation Authority,
Transportation Revenue:
5%, 7/1/2008	5,105,000	5,490,989
6%, 7/1/2039 (Prerefunded 7/1/2010)	20,050,000 c	23,095,996

Puerto Rico Housing Finance Authority,
Capital Fund Program:
5%, 12/1/2018	14,840,000	15,671,040
5%, 12/1/2019	6,000,000	6,313,080
5%, 12/1/2020	5,000,000	5,241,850

Puerto Rico Infrastructure Financing Authority,
Special Obligation
5.50%, 10/1/2032	7,000,000	7,564,620

Puerto Rico Public Finance Corp.
(Commonwealth Appropriation)
6%, 8/1/2016 (Insured; AGC)	805,000	957,878

Total Investments (cost $1,988,536,508)	99.2%	2,088,356,907

Cash and Receivables (Net)	.8%	16,141,162

Net Assets	100.0%	2,104,498,069

Notes to Statement of Investments:

a Inverse Floater Security - the interest rate is subject to change periodically.
b Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed to be liquid by the Board of Trustees. At November 30, 2004, these securities amounted to $123,625,314 or 5.9% of net assets.
c Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
d Purchased on a delay delivery basis.
e Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

DREYFUS PREMIER HIGH INCOME FUND
Statement of Investments
November 30, 2004 (Unaudited)

		Principal
Bonds and Notes	95.3%	Amount ($)		Value ($)

Aerospace	4.0%
Alliant Techsystems,
Conv. Sr. Sub. Notes, 2.75%, 2024		1,650,000		1,749,000
Aviall,
Sr. Notes, 7.625%, 2011		2,075,000		2,235,812
BE Aerospace:
Sr. Sub. Notes, Ser. B, 8%, 2008		3,000,000		3,000,000
Sr. Sub. Notes, Ser. B, 8.875%, 2011		1,000,000		1,055,000
Communications & Power Industries,
Sr. Sub. Notes, 8%, 2012		1,000,000		1,055,000
DRS Technologies,
Sr. Sub. Notes, 6.875%, 2013		300,000		315,000
Esterline Technologies,
Sr. Sub. Notes, 7.75%, 2013		1,000,000		1,097,500
Hexcel:
Sr. Secured Notes, 9.875%, 2008		500,000		558,750
Sr. Sub. Notes, 9.75%, 2009		2,250,000		2,362,500
Sequa:
Sr. Notes, 9%, 2009		100,000		112,500
Sr. Notes, Ser. B, 8.875%, 2008		1,900,000		2,080,500
TD Funding,
Notes, 8.375%, 2011		1,750,000		1,881,250
Titan,
Notes, 8%, 2011		750,000		798,750
				18,301,562

Automotive	3.3%
Accuride,
Sr. Sub. Notes, Ser. B, 9.25%, 2008		2,750,000		2,818,750
Affinia,
Notes, 9%, 2014		2,700,000	a	2,794,500
American Axle & Manufacturing,
Conv. Notes, 2%, 2024		500,000	a	444,375
Delco Remy International:
Sr. Sub. Notes, 9.375%, 2012		1,500,000		1,545,000
Sr. Sub. Notes, 11%, 2009		500,000		535,000
Dura Operating,
Sr. Notes, Ser. B, 8.625%, 2012		1,200,000		1,227,000
Goodyear Tire & Rubber,
Notes, 7.857%, 2011		1,000,000		997,500
Keystone Automotive Operations,
Sr. Sub. Notes, 9.75%, 2013		250,000		271,875
TRW Automotive,
Sr. Notes, 9.375%, 2013		357,000		417,690
Tenneco Automotive:
Sr. Sub. Notes, 8.625%, 2014		1,500,000	a	1,567,500
Sr. Sub. Notes, Ser. B, 11.625%, 2009		1,500,000		1,599,900
United Components,
Sr. Sub. Notes, 9.375%, 2013		1,000,000		1,090,000
				15,309,090
Broadcasting	3.5%
Allbritton Communications,
Sr. Sub. Notes, 7.75%, 2012		2,775,000		2,872,125
Citadel Broadcasting,
Conv. Sub. Notes, 1.875%, 2011		1,000,000		893,750
Corus Entertainment,
Sr. Sub. Notes, 8.75%, 2012		250,000		276,562

Emmis Operating,
Sr. Sub. Notes, 6.875%, 2012		500,000		526,250
Entravision Communications,
Sr. Sub. Notes, 8.125%, 2009		1,425,000		1,524,750
LIN Television,
Sr. Sub. Notes, 6.5%, 2013		1,000,000		1,030,000
Nexstar Finance,
Sr. Sub. Notes, 7%, 2014		1,700,000		1,678,750
Salem Communications,
Sr. Sub. Notes, 7.75%, 2010		1,000,000		1,070,000
Sinclair Broadcast,
Sr. Sub. Notes, 8%, 2012		4,000,000		4,190,000
Susquehanna Media,
Sr. Sub. Notes, 7.375%, 2013		1,750,000		1,872,500
				15,934,687
Building Materials	2.7%
Atrium Cos.,
Sr. Sub. Notes, Ser. B, 10.5%, 2009		450,000		474,750
Euramax International,
Sr. Sub. Notes, 8.5%, 2011		1,600,000		1,704,000
Interface:
Notes, 7.3%, 2008		1,200,000		1,230,000
Sr. Notes, 10.375%, 2010		1,000,000		1,155,000
Sr. Sub. Notes, 9.5%, 2014		1,000,000		1,085,000
Jacuzzi Brands,
Sr. Secured Notes, 9.625%, 2010		2,350,000		2,690,750
Nortek,
Sr. Sub. Notes, 8.5%, 2014		1,950,000	a	2,106,000
Ply Gem Industries,
Sr. Sub. Notes, 9%, 2012		1,750,000		1,785,000
				12,230,500
Cable/Media	4.1%
Cablevision Systems,
Sr. Notes, 8%, 2012		4,500,000	a	4,815,000
Charter Communications II,
Sr. Notes, 10.25%, 2010		3,000,000		3,150,000
EchoStar Communications,
Conv. Sub. Notes, 5.75%, 2008		3,000,000		3,082,500
Insight Communications,
Sr. Discount Notes, 0/12.25%, 2011		1,000,000	b	965,000
Insight Midwest/Capital:
Sr. Notes, 9.75%, 2009		800,000		842,000
Sr. Notes, 10.5%, 2010		800,000		880,000
Mediacom/Capital:
Sr. Notes, 9.5%, 2013		500,000		491,250
Sr. Notes, Ser. B, 8.5%, 2008		1,100,000		1,127,500
Mediacom Communications,
Conv. Sr. Notes, 5.25%, 2006		1,750,000		1,719,375
PanAmSat,
Sr. Notes, 9%, 2014		1,000,000	a	1,075,000
Videotron LTEE,
Sr. Notes, 6.875%, 2014		250,000		259,375
Warner Music,
Sr. Sub. Notes, 7.375%, 2014		500,000	a	515,000
				18,922,000

Chemicals/Plastics	4.5%
Borden U.S. Finance/Nova Scotia,
Sr. Secured Notes, 9%, 2014		1,250,000	a	1,381,250
Equistar Chemical/Funding:
Sr. Notes, 10.125%, 2008		1,000,000		1,152,500
Sr. Notes, 10.625%, 2011		2,500,000		2,900,000
Hercules,
Sr. Sub. Notes, 6.75%, 2029		250,000		259,375
Huntsman:

Notes, 11.625%, 2010		2,000,000		2,390,000
Sr. Sub. Notes, 10.125%, 2009		1,500,000		1,590,000
Innophos,
Sr. Sub. Notes, 8.875%, 2014		850,000	a	922,250
Koppers,
Notes, 9.875%, 2013		1,500,000		1,705,500
Lyondell Chemicals:
Notes, 9.5%, 2008		1,000,000		1,095,000
Sr. Secured Notes, 9.5%, 2008		500,000		547,500
Sr. Secured Notes, 10.5%, 2013		1,500,000		1,785,000
Sub. Notes, 10.875%, 2009		1,000,000		1,060,000
Nalco,
Sr. Sub. Notes, 8.875%, 2013		2,000,000		2,217,500
Resolution Performance,
Sr. Sub. Notes, 13.5%, 2010		1,000,000		1,097,500
Rockwood Specialties,
Sr. Sub. Notes, 10.625%, 2011		500,000		571,250
				20,674,625

Consumer Durables	3.3%
American Achievement,
Sr. Sub. Notes, 8.25%, 2012		1,500,000		1,597,500
General Binding,
Sr. Sub. Notes, 9.375%, 2008		500,000		505,000
Jarden,
Sr. Sub. Notes, 9.75%, 2012		900,000		985,500
Jostens IH ,
Notes, 7.625%, 2012		3,750,000		3,946,875
K2,
Sr. Notes, 7.375%, 2014		2,150,000	a	2,365,000
Samsonite,
Sr. Sub. Notes, 8.875%, 2011		1,000,000		1,068,750
Sealy Mattress,
Sr. Sub. Notes, 8.25%, 2014		2,000,000		2,125,000
Simmons,
Sr. Sub. Notes, 7.875%, 2014		2,500,000		2,612,500
				15,206,125

Consumer Non-Durables	2.2%
Central Garden & Pet,
Sr. Sub. Notes, 9.125%, 2013		100,000		112,500
Chattem,
Sr. Sub. Notes, 7%, 2014		1,000,000		1,032,500
Elizabeth Arden,
Notes, 7.75%, 2014		1,000,000		1,070,000
FTD,
Sr. Notes, 7.75%, 2014		1,000,000		1,035,000
Hines Nurseries,
Notes, 10.25%, 2011		750,000		823,125
Jafra Cosmetics/Distributors,
Sr. Sub. Notes, 10.75%, 2011		2,005,000		2,275,675
Playtex Products,
Sr. Sub. Notes, 9.375%, 2011		1,500,000	a	1,608,750
Prestige Brands,
Sr. Sub. Notes, 9.25%, 2012		1,000,000	a	1,060,000
Riddell Bell,
Sr. Sub. Notes, 8.375%, 2012		1,000,000	a	1,040,000
				10,057,550

Ecological Pollution Control	1.3%
Allied Waste,
Sr. Notes, Ser. B, 7.375%, 2014		2,000,000		1,875,000
Casella Waste Systems,
Sr. Sub. Notes, 9.75%, 2013		500,000		551,250
IESI,

Sr. Sub. Notes, 10.25%, 2012		1,000,000		1,167,500
MSW Energy/Finance:
Notes, Ser. B, 7.375%, 2010		1,000,000		1,060,000
Sr. Secured Notes, Ser. B, 8.5%, 2010		500,000		552,500
Synagro Technologies,
Sr. Sub. Notes, 9.5%, 2009		500,000		542,500
				5,748,750

Entertainment/Leisure	2.9%
AMC Entertainment,
Sr. Sub. Notes, 9.5%, 2011		720,000		745,200
AMF Bowling Worldwide,
Sr. Sub. Notes, 10%, 2010		700,000		752,500
Intrawest:
Sr. Notes, 7.5%, 2013		3,550,000		3,798,500
Sr. Notes, 7.5%, 2013		500,000	a	535,000
LCE Acquisition,
Sr. Sub. Notes, 9%, 2014		1,000,000	a	1,080,000
Marquee,
Sr. Notes, 8.625%, 2012		950,000	a	1,052,125
NCL,
Sr. Notes, 10.625%, 2014		1,000,000	a	1,030,000
Royal Caribbean Cruises:
Debs., 7.25%, 2018		1,200,000		1,305,000
Debs., 7.5%, 2027		250,000		270,000
Sr. Notes, 8%, 2010		1,000,000		1,135,000
Town Sports International,
Sr. Notes, 9.625%, 2011		750,000		813,750
Vail Resorts,
Sr. Sub. Notes, 6.75%, 2014		500,000		521,250
				13,038,325

Food & Beverages	3.5%
B&G Foods,
Sr. Notes, 8%, 2011		500,000		527,500
Del Monte:
Sr. Sub. Notes, 8.625%, 2012		975,000		1,094,438
Sr. Sub. Notes, Ser. B, 9.25%, 2011		500,000		550,000
Dole Foods:
Notes, 7.25%, 2010		1,500,000		1,567,500
Sr. Notes, 8.875%, 2011		1,075,000		1,182,500
Ingles Markets,
Sr. Sub. Notes, 8.875%, 2011		1,500,000		1,635,000
Land O Lakes,
Sr. Secured Notes, 9%, 2010		200,000		216,000
Le-Natures,
Sr. Sub. Notes, 10%, 2013		1,000,000	a	1,110,000
Michael Foods,
Sr. Sub. Notes, 8%, 2013		1,750,000		1,855,000
Nash Finch,
Sr. Sub. Notes, Ser. B, 8.5%, 2008		1,000,000		1,033,750
Pathmark Stores,
Sr. Sub. Notes, 8.75%, 2012		500,000		480,000
Pinnacle Foods,
Sr. Sub. Notes, 8.25%, 2013		1,000,000	a	910,000
Seminis Vegetable Seeds,
Sr. Sub. Notes, 10.25%, 2013		500,000		567,500
Stater Brothers:
Sr. Notes, 5.38%, 2010		1,000,000	c	1,027,500
Sr. Notes, 8.125%, 2012		1,550,000		1,643,000
Swift & Co.,
Sr. Sub. Notes, 12.5%, 2010		500,000		565,625
				15,965,313

Gaming	7.3%

American Casino & Entertainment,
Sr. Secured Notes, 7.85%, 2012		2,000,000	a	2,140,000
Argosy Gaming:
Sr. Sub. Notes, 7%, 2014		1,000,000		1,117,500
Sr. Sub. Notes, 9%, 2011		550,000		622,875
Aztar,
Sr. Sub. Notes, 7.875%, 2014		1,000,000		1,102,500
Boyd Gaming:
Sr. Sub. Notes, 6.75%, 2014		1,000,000		1,057,500
Sr. Sub. Notes, 7.75%, 2012		1,000,000		1,097,500
Circus & Eldorado/Silver Legacy Capital,
First Mortgage Bonds, 10.125%, 2012		500,000		550,000
Hard Rock Hotel,
Notes, 8.875%, 2013		1,750,000		1,933,750
Herbst Gaming,
Sr. Sub. Notes, 7%, 2014		2,250,000	a	2,266,875
Inn of the Mountain Gods,
Sr. Notes, 12%, 2010		650,000		760,500
Isle of Capri Casinos,
Sr. Sub. Notes, 7%, 2014		2,850,000		2,992,500
Kerzner International:
Conv. Sub. Notes, 2.375%, 2024		1,000,000	a	1,162,500
Sr. Sub. Notes, 8.875%, 2011		1,250,000		1,378,125
Mandalay Resort,
Sr. Sub. Debs., 7.625%, 2013		1,700,000		1,867,875
Sr. Sub. Notes, 9.375%, 2010		500,000		581,250
Mohegan Tribal Gaming Authority:
Sr. Sub. Notes, 7.125%, 2014		1,000,000	a	1,062,500
Sr. Sub. Notes, 8%, 2012		700,000		768,250
Penn National Gaming,
Sr. Sub. Notes, 6.875%, 2011		1,450,000		1,511,625
Pinnacle Entertainment,
Sr. Sub. Notes, 8.25%, 2012		3,000,000		3,120,000
Seneca Gaming,
Sr. Notes, 7.25%, 2012		1,000,000		1,060,000
Station Casinos,
Sr. Sub. Notes, 6.875%, 2016		2,500,000		2,618,750
Wynn Las Vegas,
First Mortgage Bonds, 6.625%, 2014		2,850,000	a	2,814,375
				33,586,750

Health Care	7.1%
Alliance Imaging,
Sr. Sub. Notes, 10.375%, 2011		1,500,000		1,680,000
Beverly Enterprises,
Sr. Sub. Notes, 7.875%, 2014		1,250,000	a	1,340,625
Concentra Operating:
Sr. Notes, 9.5%, 2010		800,000		912,000
Sr. Sub. Notes, 9.125%, 2012		1,500,000	a	1,710,000
Extendicare Health Services,
Sr. Notes, 9.5%, 2010		250,000		281,250
Fisher Scientific International:
Conv. Sr. Sub. Notes, 3.25%, 2024		1,000,000		1,075,000
Sr. Sub. Notes, 8%, 2013		500,000		563,750
Genesis Healthcare,
Sr. Sub. Notes, 8%, 2013		2,500,000		2,718,750
HCA,
Notes, 6.375%, 2015		1,000,000		992,733
Insight Health Services,
Sr. Sub. Notes, Ser. B, 9.875%, 2011		750,000		765,000
Kinetic Concepts,
Sr. Sub. Notes, 7.375%, 2013		787,000		830,285
MedEx,
Sr. Sub. Notes, 8.875%, 2013		2,250,000		2,497,500
Medquest,

Notes, Ser. B, 11.875%, 2012		500,000		587,500
NeighborCare,
Sr. Sub. Notes, 6.875%, 2013		750,000		789,375
Omega Healthcare Investors,
Sr. Notes, 7%, 2014		950,000		973,750
Province Healthcare,
Sr. Sub. Notes, 7.5%, 2013		2,400,000		2,712,000
Psychiatric Solutions,
Sr. Sub. Notes, 10.625%, 2013		500,000		581,250
Select Medical,
Sr. Sub. Notes, 7.5%, 2013		1,400,000		1,610,000
Sybron Dental Specialties,
Sr. Sub. Notes, 8.125%, 2012		250,000		275,000
Triad Hospitals,
Sr. Sub. Notes, 7%, 2013		3,500,000		3,605,000
VWR International,
Sr. Sub. Notes, 8%, 2014		2,500,000	a	2,662,500
Vanguard Health,
Sr. Sub. Notes, 9%, 2014		1,000,000	a	1,067,500
WH Holdings/Capital,
Sr. Notes, 9.5%, 2011		1,350,000		1,491,750
Watson Pharmaceuticals,
Conv. Debs., 1.75%, 2023		1,000,000		992,500
				32,715,018

Home Building	0.2%
K. Hovnanian Enterprises,
Sr. Sub. Notes, 7.75%, 2013		1,000,000		1,085,000

Industrial	3.0%
Blount,
Sr. Sub. Notes, 8.875%, 2012		2,000,000		2,180,000
Dresser-Rand,
Sr. Sub. Notes, 7.375%, 2014		2,750,000	a	2,839,375
K&F Acquisition,
Sr. Sub. Notes, 7.75%, 2014		2,250,000	a	2,311,875
MAAX,
Sr. Sub. Notes, 9.75%, 2012		500,000	a	547,500
Mueller,
Sr. Sub. Notes, 10%, 2012		2,500,000		2,725,000
Park-Ohio Industries,
Sr. Sub. Notes, 8.375%, 2014		1,000,000	a	1,002,500
Polypore,
Sr. Sub. Notes, 8.75%, 2012		1,000,000	a	1,045,000
Terex,
Sr. Sub. Notes, 7.375%, 2014		600,000		646,500
Trimas,
Notes, 9.875%, 2012		250,000		260,000
				13,557,750

Leasing	1.3%
H&E Equipment/Finance
Notes, 11.125%, 2012		1,000,000		1,105,000
Mobile Mini,
Sr. Notes, 9.5%, 2013		2,000,000		2,330,000
United Rentals,
Sr. Sub. Notes, 7.75%, 2013		1,250,000		1,206,250
Williams Scotsman,
Sr. Notes, 9.875%, 2007		1,500,000		1,492,500
				6,133,750

Lodging/Hotels	2.3%
Felcor Lodging:
Sr. Notes, 5.84%, 2011		2,250,000	c	2,356,875
Sr. Notes, 9%, 2011		750,000		843,750

Felcor Suites,
Sr. Notes, 7.625%, 2007		500,000		531,250
Gaylord Entertainment,
Sr. Notes, 8%, 2013		3,000,000		3,255,000
HMH Properties,
Sr. Secured Notes, Ser. B, 7.875%, 2008		254,000		262,573
Host Marriott,
Sr. Notes, 7.125%, 2013		2,000,000		2,150,000
La Quinta Properties,
Sr. Notes, 8.875%, 2011		200,000		224,500
Meristar Hospitality,
Sr. Notes, 9.125%, 2011		850,000		920,125
				10,544,073

Mining/Metals	1.1%
Alpha Natural Resources,
Sr. Notes, 10%, 2012		2,000,000	a	2,270,000
Arch Western Finance,
Sr. Notes, 6.75%, 2013		1,000,000	c	1,052,500
Foundation PA Coal,
Sr. Notes, 7.25%, 2014		1,500,000	a	1,612,500
				4,935,000

Oil & Gas	4.6%
Belden & Blake,
Sr. Secured Notes, 8.75%, 2012		2,250,000	a	2,446,875
Chesapeake Energy,
Sr. Notes, 7.75%, 2015		500,000		551,250
Citgo Petroleum,
Sr. Notes, 6%, 2011		250,000	a	253,750
Compton Petroleum,
Sr. Notes, 9.9%, 2009		1,330,000		1,476,300
Comstock Resources,
Sr. Notes, 6.875%, 2012		1,000,000		1,040,000
Denbury Resources,
Notes, 7.5%, 2013		1,150,000		1,242,000
Encore Acquisition,
Sr. Sub. Notes, 6.25%, 2014		750,000		768,750
Exco Resources,
Notes, 7.25%, 2011		2,000,000		2,155,000
Grey Wolf:
Conv. Notes, 3.75%, 2023		350,000		369,250
Conv. Sr. Notes, 1.956%, 2024		1,250,000	a,c	1,342,188
GulfMark Offshore,
Sr. Notes, 7.75%, 2014		1,000,000	a	1,065,000
Harvest Operations,
Sr. Notes, 7.875%, 2011		2,500,000	a	2,562,500
Houston Exploration,
Sr. Sub. Notes, 7%, 2013		1,000,000		1,067,500
Plains E&P,
Sr. Sub. Notes, Ser. B, 8.75%, 2012		250,000		282,500
Premcor Refining,
Sr. Sub. Notes, 7.75%, 2012		1,500,000		1,661,250
Pride International,
Conv. Sr. Notes, 3.25%, 2033		1,500,000		1,612,500
Transmontaigne,
Sr. Sub. Notes, 9.125%, 2010		1,250,000		1,368,750
				21,265,363

Packaging/Consumer	2.8%
AEP Industries,
Sr. Sub. Notes, 9.875%, 2007		1,000,000		1,017,500
Crown Cork & Seal:
Debs., 7.375%, 2026		500,000		472,500
Debs., 8%, 2023		750,000		742,500

Graphic Packaging International:
Sr. Notes, 8.5%, 2011		1,050,000		1,168,125
Sr. Sub. Notes, 9.5%, 2013		1,250,000		1,431,250
Owens-Brockway Glass Container:
Sr. Notes, 6.75%, 2014		500,000	a	503,750
Sr. Notes, 8.25%, 2013		5,000,000		5,462,500
Owens-Illinois,
Sr. Notes, 7.35%, 2008		1,000,000		1,040,000
Silgan,
Sr. Sub. Notes, 6.75%, 2013		1,000,000		1,040,000
				12,878,125

Paper	4.0%
Abitibi-Consolidated,
Notes, 6%, 2013		1,000,000		940,000
Ainsworth Lumber:
Sr. Notes, 5.669%, 2010		1,000,000	a,c	1,010,000
Sr. Notes, 6.75%, 2014		750,000		723,750
Boise Cascade,
Sr. Notes, 5.005%, 2012		1,500,000	a,c	1,545,000
Caraustar Industries:
Notes, 7.375%, 2009		700,000		738,500
Sr. Sub. Notes, 9.875%, 2011		2,650,000		2,862,000
Georgia-Pacific:
Sr. Notes, 8%, 2014		1,000,000		1,150,000
Sr. Notes, 8%, 2024		1,000,000		1,165,000
Jefferson Smurfit:
Sr. Notes, 7.5%, 2013		1,500,000		1,616,250
Sr. Notes, 9.625%, 2012		2,000,000		2,290,000
Norske Skog Canada,
Sr. Notes, 7.375%, 2014		1,750,000		1,824,375
Smurfit Capital Funding,
Debs., 7.5%, 2025		500,000		500,000
Stone Container,
Sr. Notes, 8.375%, 2012		1,500,000		1,650,000
Tembec Industries,
Sr. Notes, 7.75%, 2012		500,000		481,250
				18,496,125

Publishing	4.4%
Advanstar Communications:
Secured Notes, 10.75%, 2010		650,000		736,125
Sr. Sub. Notes, Ser. B, 12%, 2011		900,000		983,250
Canwest Media,
Sr. Notes, Ser. B, 7.625%, 2013		1,000,000		1,087,500
Cenveo:
Sr. Notes, 9.625%, 2012		750,000		847,500
Sr. Sub. Notes, 7.875%, 2013		1,500,000		1,425,000
Dex Media,
Notes, 8%, 2013		2,000,000		2,152,500
Dex Media West/Finance,
Sr. Sub. Notes, Ser. B, 9.875%, 2013		488,000		566,080
Houghton Mifflin,
Sr. Sub. Notes, 9.875%, 2013		1,400,000		1,547,000
Liberty Group Operating,
Sr. Sub. Notes, 9.375%, 2008		2,500,000		2,550,000
Morris Publishing,
Notes, 7%, 2013		1,000,000		1,021,250
PRIMEDIA:
Sr. Notes, 8.875%, 2011		700,000		724,500
Sr. Sub. Notes, 7.625%, 2008		3,000,000		3,015,000
Quebecor Media,
Sr. Discount Notes, 0/13.75%, 2011		1,250,000	b	1,237,500
Vertis:
Sr. Secured Notes, 9.75%, 2009		1,000,000		1,095,000

Sub. Notes, 13.5%, 2009		500,000	a	532,500
Yell Finance,
Sr. Discount Notes, 0/13.5%, 2011		650,000	b	633,750
				20,154,455

Restaurants	0.5%
Buffets,
Sr. Sub. Notes, 11.25%, 2010		750,000		802,500
Dominos,
Sr. Sub. Notes, 8.25%, 2011		1,458,000		1,596,510
				2,399,010

Retail	4.1%
CSK Auto,
Sr. Notes, 7%, 2014		1,000,000		995,000
Couche-Tard U.S./Finance,
Sr. Sub. Notes, 7.5%, 2013		1,250,000		1,362,500
Dillards,
Notes, 7.15%, 2007		1,000,000		1,051,250
Finlay Fine Jewelry,
Sr. Notes, 8.375%, 2012		750,000		811,875
General Nutrition Center,
Sr. Sub. Notes, 8.5%, 2010		1,000,000		1,003,750
Jean Coutu,
Sr. Notes, 7.625%, 2012		1,000,000	a	1,050,000
Jo-Ann Stores,
Sr. Sub. Notes, 7.5%, 2012		1,250,000		1,296,875
Pantry,
Sr. Sub. Notes, 7.75%, 2014		2,500,000		2,675,000
Petro Stopping Centers/Financial,
Secured Notes, 9%, 2012		1,500,000		1,590,000
Rent-A-Center,
Sr. Sub. Notes, Ser. B, 7.5%, 2010		1,500,000		1,541,250
Rite Aid:
Conv. Notes, 4.75%, 2006		2,250,000		2,283,750
Debs., 7.7%, 2027		250,000		210,000
Sr. Secured Notes, 8.125%, 2010		1,250,000		1,337,500
Saks,
Sr. Sub. Notes, 7.375%, 2019		1,750,000		1,736,875
				18,945,625

Services	4.1%
Affinity,
Sr. Sub. Notes, 9%, 2012		1,050,000		1,139,250
Alderwoods,
Sr. Notes, 7.75%, 2012		1,250,000	a	1,340,625
Buhrmann U.S.,
Sr. Sub. Notes, 8.25%, 2014		2,000,000		2,040,000
Coinmach,
Sr. Notes, 9%, 2010		450,000		474,750
Corrections Corporation of America,
Sr. Notes, 7.5%, 2011		3,300,000		3,539,250
Iron Mountain:
Sr. Sub. Notes, 6.625%, 2016		750,000		710,625
Sr. Sub. Notes, 7.75%, 2015		400,000		408,000
JohnsonDiversey,
Sr. Discount Notes, 0/10.67%, 2013		1,500,000	b	1,305,000
LodgeNet Entertainment,
Sr. Sub. Debs., 9.5%, 2013		1,800,000		1,998,000
Monitronics International,
Sr. Sub. Notes, 12.5%, 2010		1,250,000	a,c	1,368,750
Nebraska Book,
Sr. Sub. Notes, 8.625%, 2012		2,500,000		2,568,750
Wesco Distribution,
Sr. Sub. Notes, Ser. B, 9.125%, 2008		2,000,000		2,070,000

				18,963,000

Technology	1.7%
Avnet,
Conv. Sr. Notes, 2%, 2034		500,000		479,375
Da-Lite Screen,
Sr. Notes, 9.5%, 2011		1,500,000		1,620,000
Lucent Technologies:
Conv. Sub. Debs., 8%, 2031		500,000		563,750
Notes, 5.5%, 2008		750,000		776,250
Notes, 7.25%, 2006		1,000,000		1,050,000
UGS,
Sr. Sub. Notes, 10%, 2012		1,000,000	a	1,145,000
Xerox,
Sr. Notes, 7.625%, 2013		1,000,000		1,102,500
Xerox Capital Trust I,
Capital Securities, 8%, 2027		1,000,000		1,022,500
				7,759,375

Telecommunications	5.5%
Airgate,
Sr. Secured Notes, 5.85%, 2011		750,000	a,c	770,625
American Tower:
Conv. Sr. Notes, 3%, 2012		1,350,000	a	1,528,875
Sr. Notes, 7.125%, 2012		1,500,000	a	1,526,250
Sr. Notes, 7.5%, 2012		500,000		521,250
Centennial Cell Communications:
Sr. Notes, 8.125%, 2014		500,000	c	512,500
Sr. Notes, 10.125%, 2013		500,000		547,500
Cincinnati Bell,
Sr. Notes, 7.25%, 2013		1,000,000		1,030,000
Crown Castle International,
Sr. Notes, 7.5%, 2013		500,000		538,750
Eircom Funding,
Notes, 8.25%, 2013		1,500,000		1,672,500
MCI,
Sr. Notes, 5.908%, 2007		4,500,000		4,567,500
Nextel Communications,
Sr. Notes, 7.375%, 2015		3,000,000		3,315,000
Qwest Communications International,
Sr. Notes, 7.5%, 2014		2,850,000	a	2,793,000
Qwest Services,
Notes, 14%, 2010		1,000,000	a,c	1,190,000
Rogers Wireless:
Secured Notes, 5.525%, 2010		1,000,000	a,c	1,040,000
Sr. Sub. Notes, 8%, 2012		1,000,000	a	1,042,500
Rural Cellular,
Sr. Secured Notes, 8.25%, 2012		1,000,000		1,052,500
Spectrasite,
Sr. Notes, 8.25%, 2010		500,000		538,750
Ubiquitel Operating,
Sr. Notes, 9.875%, 2011		1,000,000		1,102,500
				25,290,000

Textiles/Apparel	1.4%
Levi Strauss & Co.,
Sr. Notes, 12.25%, 2012		2,000,000		2,120,000
Oxford Industries,
Sr. Notes, 8.875%, 2011		750,000		813,750
Perry Ellis International,
Sr. Sub. Notes, Ser. B, 8.875%, 2013		500,000		530,000
Phillips Van-Heusen:
Sr. Notes, 7.25%, 2011		500,000		526,250
Sr. Notes, 8.125%, 2013		1,500,000		1,623,750
Warnaco,

Sr. Notes, 8.875%, 2013		650,000		719,875
				6,333,625

Utilities	4.6%
AES:
Sr. Notes, 7.75%, 2014		1,500,000		1,633,125
Sr. Notes, 9.5%, 2009		250,000		286,250
Allegheny Energy Supply:
Bonds, 8.25%, 2012		500,000	a	568,750
Notes, 7.8%, 2011		1,650,000		1,827,375
Dynegy,
Sr. Notes, 6.875%, 2011		1,750,000		1,697,500
Edison Mission Energy,
Sr. Notes, 7.73%, 2009		3,500,000		3,771,250
El Paso:
Notes, 6.375%, 2009		500,000		492,500
Notes, 7.75%, 2010		2,000,000		2,070,000
Sr. Notes, 7.875%, 2012		1,000,000		1,035,000
NRG Energy,
Sr. Secured Notes, 8%, 2013		1,500,000	a	1,665,000
Semco Energy,
Sr. Notes, 7.75%, 2013		1,000,000		1,100,000
Southern Star Central,
Sr. Secured Notes, 8.5%, 2010		750,000		840,000
Tennessee Gas Pipeline,
Debs., 7.5%, 2017		1,500,000		1,644,375
Williams Cos.,
Notes, 7.625%, 2019		2,000,000		2,240,000
				20,871,125
Total Bonds and Notes
(cost $ 417,058,933)				437,301,696

Preferred Stocks	1.0%	Shares		Value ($)

Broadcasting	0.1%
Spanish Broadcasting Systems,
Cum., Ser. B, $ 2.69		500		552,500

Oil & Gas	0.2%
Chesapeake Energy,
Cum. Conv., $ 1.03		1,000		1,222,500

Paper	0.2%
Smurfit-Stone Container,
Ser. A, Cum. Conv., $ 1.75		30,000		791,250

Telecommunications	0.5%
Crown Castle International,
Cum. Conv., $ 1.563		44,000		2,167,000

Total Preferred Stocks
(cost $ 3,830,189)				4,733,250

Other Investments	3.0%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $ 13,659,000)		13,659,000 d		13,659,000

Total Investments (cost $ 434,548,122)		99.3%		455,693,946
Cash and Receivables (Net)		0.7%		3,204,618
Net Assets		100.0%		458,898,564

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed to be liquid by the Board of Directors. At November 30, 2004, these securities amounted to $ 83,558,313 or 18.2% of net assets.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	Variable rate security-interest rate subject to periodic change.
d	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS BOND FUNDS, INC.

By:	/s/ Stephen E. Canter
Stephen E. Canter
President

Date:	January 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	January 21, 2005

By:	/s/ James Windels
James Windels
Chief Financial Officer

Date:	January 21, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)